UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Senior Debt Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Senior Debt Portfolio	$91	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$5,663,364,333
# of Portfolio Holdings	677
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
5.4%
BB
24.1%
B
61.0%
CCC or Lower
5.8%
Not Rated
3.7%

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

SD Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$2,500	$ 2,474,470
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.51%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,687,544
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.131%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,500,803
Series 2018-1A, Class C, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,468,577
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.481%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,524,296
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,334,795
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 9.18%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,940,774
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,429
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.441%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,503,907
Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,386,511
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 7.131%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,907,770
Series 2015-3A, Class DR, 9.931%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,647,689
Series 2016-3A, Class DR, 7.685%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,477,959
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,332,140
Series 2018-1A, Class D, 7.591%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,461,945
Series 2018-1A, Class E, 10.491%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,966
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,200,178
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,052
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	$2,500	$ 2,450,048
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	980,541
Series 2023-20A, Class D, 10.346%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,261,644
Series 2023-21A, Class D, 9.72%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,500,686
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.218%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,785,388
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,370,719
Series 2018-1A, Class D, 7.418%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,974,929
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,694,271
Series 2019-1A, Class ERR, 11.756%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,179,800
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.341%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,989,645
Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,329,242
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.003%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,503,673
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,457,886
Series 2014-3RA, Class C, 7.494%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,001,487
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,023,410
Series 2014-4RA, Class C, 7.418%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,749,667
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,417,826
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,946,945
Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,803,332
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.68%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	743,406
Series 2022-4A, Class D, 7.811%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,827

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Crown City CLO I, Series 2020-1A, Class DR, 11.531%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	$250	$ 240,269
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.368%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,476,885
Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,930,278
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	6,965,000
Series 2015-41A, Class ER, 9.818%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,188,404
Series 2016-42A, Class D1AR, 7.556%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,476,140
Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,417,785
Empower CLO Ltd., Series 2023-2A, Class D, 9.656%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,009,218
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.353%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,455,173
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.481%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,846,618
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,557,702
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,376,145
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.856%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	751,884
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	2,925,009
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,585,123
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	985,493
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,242,800
Security	Principal Amount (000's omitted)	Value
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	$750	$ 745,630
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.018%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,023,087
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,602,365
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.431%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,507,771
Series 2016-1A, Class DR, 10.431%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,023,185
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 10.531%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,144,550
Series 2015-3A, Class CR, 7.681%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,493,125
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,110,325
Series 2016-3A, Class CR, 7.781%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,988,782
Series 2016-3A, Class DR, 10.611%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,102,466
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	996,437
Total Asset-Backed Securities (identified cost $186,834,984)		$ 182,414,662

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 3,060,613
Phoenix Services International LLC(4)(5)	291,132	1,164,528
Phoenix Services International LLC(4)(5)	26,562	106,248
		$ 4,331,389
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	342,076	$ 669,956
		$ 669,956

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	$ 23,978,284
		$ 23,978,284
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	50,519	$ 966,428
		$ 966,428
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	113,548	$ 2,384,508
		$ 2,384,508
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	2,602,238
Envision Parent, Inc.(4)(5)	953,838	11,756,053
		$ 14,358,291
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 13,318,990
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 13,318,990
Investment Companies — 0.0%†
Aegletes BV(4)(5)	138,671	$ 73,912
		$ 73,912
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	60,861	$ 4,524,011
		$ 4,524,011
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	107,065	$ 9,319,096
		$ 9,319,096
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Security	Shares	Value
Retail (continued)
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $111,484,312)		$ 73,924,865

Corporate Bonds — 9.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,397,349
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,906,641
6.875%, 12/15/30(1)	15,000	15,467,145
		$ 21,771,135
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$6,433	$ 6,395,828
5.75%, 4/20/29(1)	14,475	14,055,415
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,982,197
4.625%, 4/15/29(1)	5,050	4,749,847
		$ 30,183,287
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,200,687
		$ 5,200,687
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 656,294
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	1,983	1,991,065
		$ 2,647,359

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,567,240
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	649	645,308
		$ 3,212,548
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 18,016,601
4.625%, 6/1/28(1)	20,575	19,720,496
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	2,629	2,629,286
		$ 40,366,383
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,471,895
		$ 10,471,895
Chemicals — 0.4%
INEOS Finance PLC, 7.50%, 4/15/29(1)	$1,750	$ 1,645,913
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	10,050	9,294,915
7.125%, 10/1/27(1)	1,075	1,078,777
9.75%, 11/15/28(1)	11,400	11,892,571
		$ 23,912,176
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$10,450	$ 9,313,301
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	6,525	6,729,357
		$ 16,042,658
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,471,247
		$ 12,471,247
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$3,350	$ 3,453,659
Aretec Group, Inc., 10.00%, 8/15/30(1)	5,375	5,794,261
		$ 9,247,920
Diversified Telecommunication Services — 1.0%
Altice France SA:
5.125%, 1/15/29(1)	$1,600	$ 1,297,330
5.125%, 7/15/29(1)	20,275	16,571,334
8.125%, 2/1/27(1)	22,500	20,613,440
Security	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	$11,175	$ 12,427,756
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,862,172
		$ 57,772,032
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,546,869
		$ 9,546,869
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 15,012,331
		$ 15,012,331
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 6,055,933
		$ 6,055,933
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,307,193
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	662	663,057
		$ 5,970,250
Health Care — 0.7%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,040,050
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	19,750,382
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,333,813
		$ 42,124,245
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$31,975	$ 30,518,379
		$ 30,518,379
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,140,117
		$ 4,140,117
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 676,121
7.00%, 1/15/31(1)	5,250	5,333,461
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,504,906
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	14,893,064
		$ 33,407,552

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$3,225	$ 2,777,677
		$ 2,777,677
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,475	$ 3,466,725
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,375	20,294,015
		$ 23,760,740
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$12,300	$ 11,754,938
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,879,003
		$ 16,633,941
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$7,375	$ 7,226,276
		$ 7,226,276
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,315,607
		$ 3,315,607
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,534,420
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	5,925	5,788,340
		$ 13,322,760
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,296,640
		$ 6,296,640
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 20,449,962
9.00%, 9/30/29(1)	5,100	5,143,501
GoTo Group, Inc., 5.50%, 5/1/28(1)	3,197	2,789,383
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,838,161
		$ 39,221,007
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 9,988,568
Security	Principal Amount (000's omitted)	Value
Technology (continued)
NCR Atleos Corp., 9.50%, 4/1/29(1)	$8,700	$ 9,368,325
		$ 19,356,893
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,822,080
		$ 3,822,080
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$7,339	$ 7,361,737
		$ 7,361,737
Total Corporate Bonds (identified cost $533,238,569)		$ 523,170,361

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Income Funds — 0.3%
Eaton Vance Floating-Rate ETF(6)	357,500	$ 17,589,000
Total Exchange-Traded Funds (identified cost $18,073,550)		$ 17,589,000

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	109,603	$ 2,657,873
Series G1(4)	75,723	1,665,906
Total Preferred Stocks (identified cost $3,799,183)		$ 4,323,779

Senior Floating-Rate Loans — 109.7%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,497,427

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31		17,354	$ 17,212,846
Term Loan, 12/11/31(8)		1,446	1,434,404
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		8,325	8,304,187
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		1,184	949,599
Novaria Holdings LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 6/6/31		3,159	3,159,145
TransDigm, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		26,690	26,457,732
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		32,063	32,033,846
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		7,975	7,955,063
			$ 106,004,249
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		11,995	$ 11,545,127
			$ 11,545,127
Airlines — 0.7%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		43,318	$ 42,495,901
			$ 42,495,901
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		31,796	$ 30,444,682
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		8,523	8,470,083
			$ 38,914,765
Auto Components — 2.1%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		19,045	$ 18,668,314
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		15,137	14,923,818
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,488,858
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		498	489,108
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Clarios Global LP: (continued)
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,500	$ 15,222,317
DexKo Global, Inc.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,719	4,929,084
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,238,741
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		10,071	9,324,895
Garrett LX I SARL, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 1/17/32		6,192	6,153,300
Lippert Colipper, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		4,750	4,702,500
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		18,114	17,323,295
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28		7,697	7,200,519
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		8,861	8,461,822
			$ 117,126,571
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		27,157	$ 26,274,641
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		22,156	20,644,726
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,473	1,370,278
			$ 48,289,645
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,352	$ 3,291,876
Celsius Holdings, Inc., Term Loan, 7.548%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		9,375	9,332,016
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		12,846	5,074,123
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		7,155	2,754,494
Term Loan - Second Lien, 0.00%, 4/5/28(9)		14,612	337,987
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		36,517	36,283,947
			$ 57,074,443

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		18,688	$ 18,482,819
Grifols Worldwide Operations USA, Inc., Term Loan, 6.463%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		6,310	6,228,764
			$ 24,711,583
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	7,550	$ 8,567,433
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,479	14,436,545
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,780	18,727,041
			$ 41,731,019
Building Products — 0.9%
Cornerstone Building Brands, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		17,691	$ 15,540,966
CPG International, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 9/19/31		9,152	9,123,462
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		7,593	6,676,668
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31		11,563	11,405,604
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		3,707	3,555,057
Sport Group Holding GmbH, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,916,217
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		4,346	4,356,317
			$ 52,574,291
Capital Markets — 4.3%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		18,755	$ 18,707,361
AllSpring Buyer LLC, Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		8,146	8,139,451
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		20,976	20,892,847
Brookfield Property REIT, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 2.50%), 8/27/25		3,216	3,206,111
CeramTec AcquiCo GmbH, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	16,171,648
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		10,269	10,296,103
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Clipper Acquisitions Corp., Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 3/3/28		3,135	$ 3,127,121
Edelman Financial Center LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		11,075	11,048,273
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		5,029	4,978,718
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		16,081	16,066,565
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		9,337	9,237,215
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		13,101	13,068,247
Guggenheim Partners LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,787	45,806,265
HighTower Holdings LLC, Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		11,075	10,908,829
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31		9,356	9,285,386
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28		17,230	17,219,215
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30		7,836	7,835,664
Victory Capital Holdings, Inc.:
Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 7/1/26		12,800	12,824,838
Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		5,639	5,643,652
			$ 244,463,509
Chemicals — 4.6%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		19,565	$ 19,587,237
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		7,656	7,625,189
ECO Services Operations Corp., Term Loan, 6.28%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		7,385	7,279,234
GEON Performance Solutions LLC, Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		7,509	7,274,691
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28		11,698	9,745,747
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 7/8/30(10)		9,270	9,270,292
INEOS Finance PLC, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4,896	5,234,359

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,900	$ 1,916,726
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		6,018	5,115,141
INEOS U.S. Finance LLC:
Term Loan, 6.922%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		9,664	9,362,480
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		16,680	15,477,782
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		14,399	13,513,703
Lonza Group AG:
Term Loan, 6.28%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	3,750	3,960,481
Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,099	9,265,930
Minerals Technologies, Inc., Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,459	6,394,224
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		14,868	14,656,422
Natgasoline LLC, Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		6,950	6,802,312
Nobian Finance BV, Term Loan, 7/1/29(10)	EUR	500	559,705
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,244	4,200,058
Orion Engineered Carbons GmbH, Term Loan, 4.755%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,405,004
Rohm Holding GmbH:
Term Loan, 7.848%, (3 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	14,725	15,942,768
Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		17,096	16,219,944
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		15,470	13,935,167
Tronox Finance LLC:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		21,663	20,458,210
Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		12,804	12,089,213
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 9/22/28		22,668	22,309,372
			$ 259,601,391
Commercial Services & Supplies — 2.9%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		28,870	$ 28,897,280
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Armor Holding II LLC, Term Loan, 12/11/28(10)		2,625	$ 2,625,000
Belfor Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		7,680	7,670,027
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,297	14,261,099
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28		3,654	3,580,939
Foundever Group, Term Loan, 6.25%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	3,026,543
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		15,672	8,883,098
Garda World Security Corp., Term Loan, 7.292%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		485	481,733
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32		24,125	23,853,594
Harsco Corp., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		1,281	1,244,402
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30		9,258	9,252,026
Minimax Viking GmbH:
Term Loan, 4.651%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	2,025	2,290,914
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		7,850	7,830,375
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28		10,835	10,781,142
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		10,915	10,883,600
Service Logic Acquisition, Inc., Term Loan, 7.28% - 7.322%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 10/29/27		1,493	1,490,642
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31		8,125	8,148,684
TMF Group Holding BV, Term Loan, 7.035% - 7.039%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,667	7,637,915
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27		9,189	8,729,947
			$ 161,568,960
Construction Materials — 1.3%
Knife River HoldCo, Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,275	$ 3,279,094

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		13,252	$ 13,068,669
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		20,106	19,759,535
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		22,075	21,669,813
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		13,831	13,114,772
			$ 70,891,883
Consumer Finance — 0.5%
CPI Holdco B LLC:
Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		15,547	$ 15,467,741
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/17/31		15,250	15,200,743
			$ 30,668,484
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.149%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		5,291	$ 4,777,022
			$ 4,777,022
Containers & Packaging — 1.5%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,899	$ 8,710,312
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		18,978	18,869,938
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		36,957	36,747,275
Pregis TopCo Corp.:
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 7/31/26		2,297	2,297,243
Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 7/31/26		1,592	1,592,282
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		7,100	1,492,491
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		16,420	16,202,512
			$ 85,912,053
Distributors — 0.6%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	19,225	$ 21,804,315
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.422%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		530	$ 326,129
Rubix Group Midco 3 Ltd., Term Loan, 6.535%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	9,069,918
Winterfell Financing SARL, Term Loan, 7.539%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,776,560
			$ 33,976,922
Diversified Consumer Services — 1.2%
Ascend Learning LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		8,130	$ 8,051,203
Term Loan - Second Lien, 10.172%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		8,460	8,346,770
Belron Finance 2019 LLC, Term Loan, 7.052%, (3 mo. USD Term SOFR + 2.75%), 10/16/31		4,975	4,969,478
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		18,069	18,030,431
Lernen Bidco Ltd., Term Loan, 8.409%, (3 mo. USD Term SOFR + 4.00%), 10/27/31		6,783	6,763,228
Spring Education Group, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		4,666	4,661,085
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		14,880	14,698,646
			$ 65,520,841
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	7,480	$ 8,367,800
			$ 8,367,800
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,640,446
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		9,111	3,384,663
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		10,325	8,259,775
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		16,350	16,339,781
Lumen Technologies, Inc.:
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		11,938	11,447,313
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		11,938	11,407,618

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 1/31/28		4,843	$ 4,784,140
			$ 61,263,736
Electric Utilities — 0.4%
Alpha Generation LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/30/31		4,602	$ 4,608,041
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		20,331	19,924,099
			$ 24,532,140
Electrical Equipment — 0.6%
AZZ, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/13/29		1,803	$ 1,804,130
Dynamo Newco II GmbH, Term Loan, 7.798%, (3 mo. USD Term SOFR + 3.50%), 10/1/31		8,129	8,108,827
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		24,206	24,016,903
			$ 33,929,860
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		1,322	$ 1,308,156
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,277	14,608,836
II-VI, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/2/29		1,240	1,228,167
Ingram Micro, Inc., Term Loan, 7.053%, (3 mo. USD Term SOFR + 2.75%), 9/22/31		2,455	2,457,464
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28		2,350	2,348,390
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		4,296	4,137,486
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		16,279	15,678,062
Sector Alarm Holding AS, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	566,122
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		18,680	16,652,581
			$ 58,985,264
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)		2,566	$ 738,652
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Ameriforge Group, Inc.: (continued)
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)		22,217	$ 6,396,324
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31		17,970	17,943,194
			$ 25,078,170
Engineering & Construction — 1.7%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32		11,060	$ 10,976,720
APi Group DE, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		16,338	16,333,890
Arcosa, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 8/12/31		4,738	4,738,149
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		10,544	10,079,072
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		17,421	17,304,811
Centuri Group, Inc., Term Loan, 6.935%, (1 mo. USD Term SOFR + 2.50%), 8/27/28		6,478	6,484,606
Construction Partners, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,509	6,473,443
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30		21,050	21,089,175
			$ 93,479,866
Entertainment — 2.1%
Creative Artists Agency LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/1/31		4,489	$ 4,473,915
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		45,825	45,385,767
Playtika Holding Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		22,903	22,431,614
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		12,675	12,614,794
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		17,907	16,750,383
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31		16,595	16,351,229
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	1,613	1,050,409
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	430,793
			$ 119,488,904

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services — 1.6%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		14,624	$ 2,888,319
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		20,575	19,854,875
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		14,300	14,273,188
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		15,632	15,571,301
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		9,950	9,850,500
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		9,425	9,389,656
WEX, Inc.:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		13,435	13,330,146
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		6,175	6,090,094
			$ 91,248,079
Food Products — 1.1%
Artisan Newco BV, Term Loan, 6.324%, (3 mo. EURIBOR + 4.00%), 3/19/32	EUR	495	$ 561,526
CHG PPC Parent LLC, Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,134	6,133,597
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28		3,212	3,091,152
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		4,606	4,433,378
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28		6,459	3,948,293
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		8,616	8,566,575
Monogram Food Solutions LLC, Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		1,743	1,716,429
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,950	12,901,438
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		14,032	14,032,089
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.207%, (6 mo. GBP SONIA + 4.75%), 9/29/28	GBP	5,500	7,198,503
			$ 62,582,980
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		17,406	$ 17,346,045
			$ 17,346,045
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.3%
Bausch & Lomb Corp., Term Loan, 7.67%, (1 mo. USD Term SOFR + 3.25%), 5/10/27		13,928	$ 13,788,269
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		11,934	11,941,079
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		24,221	24,089,310
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28		24,181	24,045,842
			$ 73,864,500
Health Care Providers & Services — 6.4%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,637	$ 14,491,096
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		23,234	21,355,431
Cano Health LLC:
Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,647	1,515,042
Term Loan, 6/28/28(8)		3,440	3,156,554
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		5,155	2,096,198
Cerba Healthcare SAS:
Term Loan, 5.851%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	15,825	13,604,446
Term Loan, 6.101%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,600	7,400,804
Ceva Sante Animale:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	5,395,162
Term Loan, 7.065%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,214	8,203,833
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		7,767	7,755,512
Concentra Health Services, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,763	4,733,293
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		3,700	3,690,491
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		20,745	20,753,928
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		11,473	11,470,806
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		1,477	1,476,928

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	$ 23,444,164
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		13,578	13,499,239
LSCS Holdings, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 3/4/32		5	4,886
MED ParentCo LP, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/15/31		15,172	15,167,112
Medical Solutions Holdings, Inc.:
Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,944	9,132,452
Term Loan - Second Lien, 11.38%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	4,971,683
Mehilainen Yhtiot Oy, Term Loan, 6.255%, (3 mo. EURIBOR + 3.90%), 8/5/31	EUR	11,575	13,151,558
Midwest Physician Administrative Services LLC, Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		9,876	9,110,321
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		20,118	19,241,813
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		572	547,124
Term Loan - Second Lien, 11.649%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		6,475	6,180,938
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		15,452	15,337,697
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		21,864	21,747,214
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,230	9,218,712
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		27,813	27,557,590
Term Loan, 11/19/31(8)		1,987	1,968,399
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,837	11,833,661
Sound Inpatient Physicians, Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		2,232	2,031,563
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,903,999
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		18,105	17,685,956
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		8,351	8,276,394
			$ 360,111,999
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 2.1%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29		34,875	$ 34,640,814
Certara LP, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		9,166	9,143,231
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		14,427	14,165,617
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27		22,066	22,144,511
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31		12,164	12,160,433
Project Ruby Ultimate Parent Corp., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 3/10/28		6,963	6,946,608
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		11,269	9,814,958
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		12,133	12,102,339
			$ 121,118,511
Hotels, Restaurants & Leisure — 6.0%
1011778 BC Unlimited Liability Co., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		42,083	$ 41,750,680
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	5,725	6,481,062
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31		29,923	29,511,312
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		30,936	30,907,498
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26		19,928	19,977,354
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		29,594	28,900,821
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		40,808	40,285,681
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.619%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	8,900	10,112,516
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		12,966	11,690,828
IRB Holding Corp., Term Loan, 12/15/27(10)		8,448	8,396,123
J&J Ventures Gaming LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/26/30		6,900	6,608,924
Light & Wonder International, Inc., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,806	7,809,539
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		23,566	22,865,265

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29		48,601	$ 48,607,134
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,185	18,992,785
Station Casinos LLC, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 3/14/31		5,816	5,782,545
			$ 338,680,067
Household Durables — 1.8%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		18,128	$ 12,331,937
Hunter Douglas, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 1/20/32		15,867	15,513,177
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		19,153	18,426,562
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		2,135	2,121,408
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,325	11,493,063
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,234	2,228,133
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,575	18,874,573
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31		20,848	20,832,114
			$ 101,820,967
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		26,567	$ 21,502,261
			$ 21,502,261
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/31/30		10,466	$ 10,448,786
Calpine Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		21,153	21,092,059
Talen Energy Supply LLC, Term Loan, 6.818%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,993	2,987,966
			$ 34,528,811
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	$ 10,768,860
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
Rain Carbon GmbH, Term Loan, 7.426%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	$ 15,633,492
			$ 26,402,352
Insurance — 5.3%
Acrisure LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,357	$ 18,184,587
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		57,920	57,585,346
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		43,370	43,204,486
AssuredPartners, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		31,433	31,470,862
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		28,960	28,860,317
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	7,086,824
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		47,351	47,102,267
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		15,686	15,651,414
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,668,413
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,367,533
USI, Inc.:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		13,898	13,829,456
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,865	16,780,653
			$ 302,792,158
Interactive Media & Services — 0.5%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		11,209	$ 11,239,485
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		3,504	3,200,069
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		11,632	11,292,985
			$ 25,732,539
IT Services — 4.9%
Asurion LLC:
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		21,217	$ 20,539,589

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Asurion LLC: (continued)
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		7,227	$ 7,024,349
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		23,610	22,130,125
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		4,375	4,030,469
Chrysaor Bidco SARL:
Term Loan, 7.742%, (3 mo. USD Term SOFR + 3.50%), 10/30/31		24,159	24,227,356
Term Loan, 10/30/31(8)		1,791	1,796,224
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		33,227	24,089,314
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		25,091	23,409,562
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		45,400	45,304,173
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		33,805	33,804,500
Iron Mountain, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		7,849	7,825,747
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28		13,688	13,575,598
Plano HoldCo, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		7,550	7,474,500
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		13,513	13,450,929
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		27,401	11,309,686
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31		14,813	14,760,621
Virtusa Corp., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,980	1,979,178
			$ 276,731,920
Leisure Products — 0.7%
Accell Group NV, Term Loan, 9.468%, (3 mo. EURIBOR + 7.00%), 5/31/30	EUR	649	$ 630,649
GSM Holdings, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,902	9,035,571
Hayward Industries, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		9,115	9,094,425
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		22,529	22,363,889
Sprint Holdco BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	593	357,016
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Sprint Holdco BV: (continued)
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	341	$ 43,491
Sprint MidCo BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	572	18,140
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	398	22,571
			$ 41,565,752
Life Sciences Tools & Services — 0.3%
Loire Finco Luxembourg SARL:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 1/31/30	EUR	4,025	$ 4,543,263
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 1/31/30		3,441	3,418,443
Normec 1 BV:
Term Loan, 5.707%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	490	553,898
Term Loan, 4/16/31(10)	EUR	510	576,120
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		9,950	9,943,831
			$ 19,035,555
Machinery — 5.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		7,050	$ 7,014,750
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		17,888	17,704,513
Ali Group North America Corp., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.00%), 7/30/29		13,974	14,019,081
Alliance Laundry Systems LLC, Term Loan, 7.072%, (3 mo. USD Term SOFR + 2.75%), 8/19/31		12,582	12,509,316
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30		13,979	11,672,349
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		5,976	5,214,283
Barnes Group, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		15,500	15,294,625
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		9,876	9,859,205
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		25,645	13,591,784
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,186	12,795,612
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		13,167	13,117,624

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Cube Industrials Buyer, Inc., Term Loan, 7.772%, (3 mo. USD Term SOFR + 3.50%), 10/17/31		1,700	$ 1,688,670
Delachaux Group SA, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,601,592
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		5,147	5,094,011
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		6,762	6,694,378
Engineered Machinery Holdings, Inc.:
Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,701	13,261,687
Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28		20,536	20,512,769
Term Loan - Second Lien, 10.561%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,658,024
Term Loan - Second Lien, 11.061%, (3 mo. USD Term SOFR + 6.50%), 5/21/29		1,621	1,600,859
Gates Global LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		15,215	15,111,614
Icebox Holdco III, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		5,030	5,022,157
INNIO Group Holding GmbH, Term Loan, 5.502%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,510,955
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		22,731	22,556,234
Pro Mach Group, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		7,232	7,198,796
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		17,834	17,699,810
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		6,705	6,684,444
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	11,450	12,909,525
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		20,979	20,923,137
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	8,850	9,958,104
			$ 311,479,908
Media — 0.7%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,850	$ 7,697,906
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,107	7,090,770
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Emerald X, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 1/30/32	2,900	$ 2,903,639
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	8,869	8,846,388
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	6,646	4,486,167
iHeartCommunications, Inc., Term Loan, 10.213%, (1 mo. USD Term SOFR + 5.78%), 5/1/29	4,067	3,148,522
MJH Healthcare Holdings LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 1/29/29	3,027	3,004,422
		$ 37,177,814
Metals/Mining — 1.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)	3,304	$ 3,241,779
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	18,150	17,936,855
Novelis Corp., Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	12,575	12,565,192
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	24,267	21,804,586
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	6,245	5,745,526
Zekelman Industries, Inc., Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	28,451	28,384,913
		$ 89,678,851
Oil, Gas & Consumable Fuels — 2.0%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31	7,855	$ 7,856,726
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	11,073	10,940,156
GIP II Blue Holding LP, Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 9/29/28	4,110	4,129,350
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	6,088	6,065,639
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	10,850	10,714,375
ITT Holdings LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/11/30	12,668	12,594,573
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	40,871	40,999,041

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		6,982	$ 6,894,994
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31		13,533	13,541,799
			$ 113,736,653
Passenger Airlines — 0.0%†
WestJet Loyalty LP, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		1,237	$ 1,182,394
			$ 1,182,394
Pharmaceuticals — 1.2%
Aenova Holding GmbH, Term Loan, 5.499%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	3,450	$ 3,887,991
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	5,175	5,874,256
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		11,225	10,616,998
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,049	9,030,030
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		24,396	25,356,647
Nidda Healthcare Holding AG, Term Loan, 6.54%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	8,700	9,876,349
Recipharm AB, Term Loan, 5.506%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,670,907
			$ 68,313,178
Professional Services — 5.4%
AAL Delaware Holdco, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		4,910	$ 4,909,445
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31		9,837	9,836,667
Term Loan, 12/22/31(8)		1,513	1,513,333
APFS Staffing Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,815	3,642,599
Apleona Holding GmbH, Term Loan, 4.886%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	4,275	4,840,926
Camelot U.S. Acquisition LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		18,643	18,433,702
CohnReznick LLP:
Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		7,735	7,744,255
Term Loan, 3/31/32(8)		1,790	1,792,652
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CoreLogic, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		17,069	$ 16,880,078
Term Loan - Second Lien, 10.936%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,457,697
Corporation Service Co., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		14,215	14,114,793
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 4/9/31		7,032	6,926,889
EAB Global, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		19,336	19,003,244
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		9,904	8,331,931
Term Loan, 1/19/30(8)		4,147	3,488,901
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		22,150	8,250,729
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		23,771	23,637,427
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	8,275	9,389,993
Genuine Financial Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/27/30		5,098	4,986,028
Grant Thornton Advisors LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		22,642	22,500,483
Term Loan, 6/2/31(8)		949	942,982
iSolved, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/15/30		8,222	8,231,878
Mermaid Bidco, Inc., Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		6,503	6,454,340
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,994	7,077,008
PHM Group Holding Oy, Term Loan, 5.725%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,364,661
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		10,025	9,649,063
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,275	9,409,492
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		2,294	2,279,390
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		16,050	16,110,626
Trans Union LLC:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		8,557	8,513,423
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		33,265	33,126,136

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Vaco Holdings LLC, Term Loan, 9.449%, (3 mo. USD Term SOFR + 5.00%), 1/21/29	5,370	$ 4,794,363
		$ 305,635,134
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	10,554	$ 10,521,225
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/31/30	7,789	7,802,159
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30	10,497	10,457,297
		$ 28,780,681
Road & Rail — 1.1%
Avis Budget Car Rental LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 8/6/27	28,309	$ 27,769,792
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	9,727	7,659,914
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	10,398	8,097,493
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	2,036	1,585,523
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	16,610	16,339,613
		$ 61,452,335
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc., Term Loan - Second Lien, 9.747%, (1 yr. USD Term SOFR + 5.60%), 2/1/30	7,300	$ 6,948,688
Bright Bidco BV, Term Loan, 12.28%, (3 mo. USD Term SOFR + 8.00%), 10/31/27	4,374	1,753,746
MaxLinear, Inc., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	3,250	3,006,250
MKS Instruments, Inc., Term Loan, 6.323%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	23,677	23,564,123
		$ 35,272,807
Software — 15.1%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31	58,655	$ 58,618,261
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(9)	14,888	297,752
Term Loan, 0.00%, 10/25/29(9)	16,922	592,263
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28	10,140	5,880,972
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		31,770	$ 31,743,847
Boxer Parent Co., Inc.:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/30/31		13,118	12,878,646
Term Loan - Second Lien, 10.072%, (1 mo. USD Term SOFR + 5.75%), 7/30/32		9,707	9,205,461
Cegid Group SAS:
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	4,475	5,067,706
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	5,150	5,832,401
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		31,686	26,541,705
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		29,247	28,938,226
Cloudera, Inc.:
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		36,203	35,727,697
Term Loan - Second Lien, 10.422%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	4,201,557
Clover Holdings 2 LLC, Term Loan, 8.295%, (3 mo. USD Term SOFR + 4.00%), 12/9/31		15,050	15,050,000
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,937	2,882,151
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		12,812	11,770,222
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		8,022	7,139,843
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		17,669	17,050,396
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		19,756	19,680,050
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30		28,443	28,386,613
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29		26,389	26,318,592
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		68,703	68,460,738
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		11,848	11,611,433
Gen Digital, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		28,634	28,435,213
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		13,180	11,990,334
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		9,503	3,924,081

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
IGT Holding IV AB:
Term Loan, 5.505%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	$ 1,362,043
Term Loan, 7.782%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		1,632	1,635,594
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27		10,118	7,632,124
Marcel LUX IV SARL:
Term Loan, 6.356%, (3 mo. EURIBOR + 3.75%), 11/12/30	EUR	9,150	10,397,042
Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30		31,948	31,987,759
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		34,678	32,691,340
Mosel Bidco SE, Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,691,137
N-Able International Holdings II LLC, Term Loan, 7.325%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,607	1,600,536
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		10,866	10,899,755
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		14,931	14,904,967
Polaris Newco LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 3.75%), 6/2/28	EUR	9,023	9,577,784
Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		7,651	7,396,688
Project Alpha Intermediate Holding, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 10/28/30		12,595	12,559,554
Project Boost Purchaser LLC:
Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 7/16/31		13,840	13,742,254
Term Loan - Second Lien, 9.549%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		3,800	3,749,327
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		6,164	6,134,153
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		23,754	14,727,533
Questel Unite SAS, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 3/5/32	EUR	500	564,066
RealPage, Inc.:
Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		20,761	20,590,104
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,450	5,451,117
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28		12,915	7,910,366
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		1,269	$ 1,212,644
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,224	2,125,574
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		1,111	1,048,085
Term Loan, 9.422%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		1,663	1,580,104
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		22,637	21,411,238
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,095	2,932,324
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,674	12,696,067
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		27,400	26,518,131
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		41,951	41,856,246
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		8,474	8,354,287
Vision Solutions, Inc.:
Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		38,656	36,046,631
Term Loan - Second Lien, 11.791%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	1,395,705
			$ 857,608,439
Specialty Retail — 2.9%
Applegreen Ireland, Term Loan, 7.186%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,139,580
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		7,686	7,638,335
Boels Topholding BV, Term Loan, 5.101%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	153,715
EG Group Ltd., Term Loan, 2/7/28(10)		4,000	4,007,140
Etraveli Holding AB, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	14,622	16,633,577
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,619	19,231,979
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		24,291	22,676,543
Homeserve USA Holding Corp., Term Loan, 6.569%, (1 mo. USD Term SOFR + 2.25%), 10/21/30		18,834	18,781,232
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		37,251	37,029,965
LIDS Holdings, Inc., Term Loan, 9.945%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		4,652	4,629,212

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		2,163	$ 2,139,470
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		2,737	2,705,763
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	11,075	12,564,637
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		15,650	15,571,750
			$ 164,902,898
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 8,624,901
			$ 8,624,901
Trading Companies & Distributors — 4.0%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.07%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		39,251	$ 39,144,959
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		15,971	15,438,353
Core & Main LP:
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28		8,123	8,133,488
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		12,880	12,885,753
DXP Enterprises, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		9,013	8,999,147
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		14,508	13,412,369
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,900	1,831,628
Paint Intermediate III LLC, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		6,600	6,597,954
Park River Holdings, Inc., Term Loan, 7.80%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		4,919	4,647,232
Patagonia Bidco Ltd., Term Loan, 9.954%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,050	23,661,136
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,775	5,415,122
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		44,407	36,521,172
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	32,726	$ 31,980,611
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	15,297	15,144,421
		$ 223,813,345
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	17,277	$ 17,127,400
		$ 17,127,400
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27	28,486	$ 28,533,214
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	20,418	20,177,002
		$ 48,710,216
Total Senior Floating-Rate Loans (identified cost $6,487,084,171)		$ 6,211,535,849

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Security		Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(12)	20,798,899	$ 20,798,899
Total Short-Term Investments (identified cost $20,798,899)		$ 20,798,899
Total Investments — 124.2% (identified cost $7,361,313,668)		$ 7,033,757,415
Less Unfunded Loan Commitments — (0.3)%		$ (18,703,027)
Net Investments — 123.9% (identified cost $7,342,610,641)		$ 7,015,054,388
Other Assets, Less Liabilities — (23.9)%		$(1,351,690,055)
Net Assets — 100.0%		$ 5,663,364,333
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $676,889,473 or 12.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $17,393,009. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	321,832,221	EUR	297,407,318	Standard Chartered Bank	5/5/25	$ —	$(15,085,812)
EUR	9,000,000	USD	9,830,858	Citibank, N.A.	5/30/25	380,190	—
GBP	1,900,000	USD	2,455,092	Standard Chartered Bank	5/30/25	77,276	—
GBP	721,778	USD	923,566	State Street Bank and Trust Company	5/30/25	38,439	—
USD	35,915,234	EUR	34,165,294	Australia and New Zealand Banking Group Limited	5/30/25	—	(2,847,370)
USD	35,178,933	EUR	33,420,500	Citibank, N.A.	5/30/25	—	(2,738,657)
USD	35,174,525	EUR	33,420,500	State Street Bank and Trust Company	5/30/25	—	(2,743,065)
USD	35,136,379	EUR	33,420,500	State Street Bank and Trust Company	5/30/25	—	(2,781,211)
USD	780,881	GBP	602,581	Goldman Sachs International	5/30/25	—	(22,254)
USD	31,882,802	GBP	25,168,155	Standard Chartered Bank	5/30/25	—	(1,661,959)
USD	338,663,364	EUR	297,407,318	Standard Chartered Bank	6/3/25	1,155,255	—
USD	33,075,730	EUR	30,490,538	Bank of America, N.A.	6/30/25	—	(1,585,259)

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	30,133,274	EUR	27,767,290	State Street Bank and Trust Company	6/30/25	$ —	$ (1,431,985)
USD	30,126,888	EUR	27,767,290	State Street Bank and Trust Company	6/30/25	—	(1,438,371)
						$1,651,160	$(32,335,943)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $7,303,738,192)	$6,976,666,489
Affiliated investments, at value (identified cost $38,872,449)	38,387,899
Cash	38,566,765
Deposits for derivatives collateral — forward foreign currency exchange contracts	29,630,000
Foreign currency, at value (identified cost $132,363,892)	132,506,884
Interest and dividends receivable	41,192,803
Dividends receivable from affiliated investments	453,002
Receivable for investments sold	124,708,683
Receivable for open forward foreign currency exchange contracts	1,651,160
Receivable from affiliates	9,230
Trustees' deferred compensation plan	289,825
Total assets	$7,384,062,740
Liabilities
Notes payable	$1,600,000,000
Payable for investments purchased	84,421,836
Payable for open forward foreign currency exchange contracts	32,335,943
Payable to affiliates:
Investment adviser fee	2,519,130
Trustees' fees	9,042
Trustees' deferred compensation plan	289,825
Accrued expenses	1,122,631
Total liabilities	$1,720,698,407
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$5,663,364,333

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$3,019,467
Interest income	297,892,188
Other income	4,739,220
Total investment income	$305,650,875
Expenses
Investment adviser fee	$15,324,751
Trustees’ fees and expenses	54,250
Custodian fee	626,264
Legal and accounting services	125,511
Interest expense and fees	39,080,481
Miscellaneous	130,687
Total expenses	$55,341,944
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$131,266
Total expense reductions	$131,266
Net expenses	$55,210,678
Net investment income	$250,440,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(28,119,871)
Foreign currency transactions	(4,735,526)
Forward foreign currency exchange contracts	40,558,772
Net realized gain	$7,703,375
Change in unrealized appreciation (depreciation):
Investments	$(138,118,921)
Investments - affiliated investments	(484,550)
Foreign currency	(1,711,367)
Forward foreign currency exchange contracts	(48,579,090)
Net change in unrealized appreciation (depreciation)	$(188,893,928)
Net realized and unrealized loss	$(181,190,553)
Net increase in net assets from operations	$69,249,644

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$250,440,197	$553,162,253
Net realized gain (loss)	7,703,375	(223,665,463)
Net change in unrealized appreciation (depreciation)	(188,893,928)	323,331,862
Net increase in net assets from operations	$69,249,644	$652,828,652
Capital transactions:
Contributions	$528,862,761	$398,168,678
Withdrawals	(790,444,020)	(1,070,766,769)
Net decrease in net assets from capital transactions	$(261,581,259)	$(672,598,091)
Net decrease in net assets	$(192,331,615)	$(19,769,439)
Net Assets
At beginning of period	$5,855,695,948	$5,875,465,387
At end of period	$5,663,364,333	$5,855,695,948

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$69,249,644
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,524,884,137)
Investments sold and principal repayments	1,284,703,109
Decrease in short-term investments, net	69,393,906
Net amortization/accretion of premium (discount)	(11,518,687)
Amortization of prepaid upfront and agency fees on notes payable	1,856,984
Increase in interest and dividends receivable	(878,746)
Decrease in dividends receivable from affiliated investments	113,534
Decrease in Trustees’ deferred compensation plan	16,941
Increase in receivable from affiliates	(9,230)
Decrease in cash collateral due to broker	(10,300,000)
Decrease in payable to affiliates for investment adviser fee	(62,010)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(16,941)
Decrease in accrued expenses	(5,325,739)
Increase in unfunded loan commitments	11,426,753
Net change in unrealized (appreciation) depreciation from investments	138,603,471
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	48,579,090
Net realized loss from investments	28,119,871
Net cash provided by operating activities	$99,067,813
Cash Flows From Financing Activities
Proceeds from capital contributions	$528,862,761
Payments for capital withdrawals	(790,444,020)
Proceeds from notes payable	625,000,000
Repayments of notes payable	(425,000,000)
Net cash used in financing activities	$(61,581,259)
Net increase in cash and restricted cash*	$37,486,554
Cash and restricted cash at beginning of period (including foreign currency)	$163,217,095
Cash and restricted cash at end of period (including foreign currency)	$200,703,649
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$43,879,721
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $295,164.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2025
Cash	$38,566,765
Deposits for derivatives collateral — forward foreign currency exchange contracts	29,630,000
Foreign currency	132,506,884
Total cash and restricted cash as shown on the Statement of Cash Flows	$200,703,649

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.54%(2)	0.57%	0.56%	0.52%	0.53%	0.56%
Interest and fee expense	1.30%(2)	1.66%	1.81%	0.47%	0.32%	0.60%
Total expenses	1.84%(2)	2.23%	2.37%	0.99%	0.85%	1.16%
Net expenses	1.84%(2)(3)	2.23%(3)	2.37%(3)	0.99%(3)	0.85%	1.16%
Net investment income	8.34%(2)	9.30%	9.01%	5.16%	4.19%	4.86%
Portfolio Turnover	17%(4)	35%	18%	27%	28%	30%
Total Return	1.22%(4)	11.64%	12.42%	(4.22)%	9.75%	0.39%
Net assets, end of period (000’s omitted)	$5,663,364	$5,855,696	$5,875,465	$7,369,505	$8,423,553	$5,449,434
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31,2024, 2023 and 2022).
(4)	Not annualized.

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 92.1%, 6.2% and 1.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $15,324,751 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $131,266 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
During the six months ended April 30, 2025, BMR reimbursed the Portfolio $13,475 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,256,631,739 and $1,220,970,290, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,317,174,790
Gross unrealized appreciation	$51,671,462
Gross unrealized depreciation	(384,476,647)
Net unrealized depreciation	$(332,805,185)

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit related contingent features in a net liability position was $32,335,943. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $29,630,000 at April 30, 2025.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$1,651,160	$(32,335,943)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$380,190	$(380,190)	$ —	$ —	$ —
Standard Chartered Bank	1,232,531	(1,232,531)	—	—	—
State Street Bank and Trust Company	38,439	(38,439)	—	—	—
	$1,651,160	$(1,651,160)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(2,847,370)	$ —	$ —	$2,847,370	$ —
Bank of America, N.A.	(1,585,259)	—	—	—	(1,585,259)
Citibank, N.A.	(2,738,657)	380,190	—	2,358,467	—
Goldman Sachs International	(22,254)	—	—	—	(22,254)
Standard Chartered Bank	(16,747,771)	1,232,531	—	15,515,240	—
State Street Bank and Trust Company	(8,394,632)	38,439	—	5,610,000	(2,746,193)
	$(32,335,943)	$1,651,160	$ —	$26,331,077	$(4,353,706)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$40,558,772	$(48,579,090)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $1,059,781,000.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through May 1, 2025. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. On May 2, 2024, the Portfolio paid upfront fees equal to 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000, which are being amortized to interest expense through May 1, 2025. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility.
Drawn and liquidity fees for the six months ended April 30, 2025 totaled $6,894,887 and are included in interest expense and fees on the Statement of Operations. At April 30, 2025, the Portfolio had borrowings outstanding under the Loan Facility of $1.6 billion at an annual interest rate of 4.41%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2025 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2025. For the six months ended April 30, 2025, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,307,873,000 and 4.63%, respectively.
Effective May 1, 2025, the Portfolio renewed its Loan Facility, which expires April 30, 2026, at substantially the same terms. An upfront fee of 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000 were paid by the Portfolio at that time.
7  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $38,387,899, which represents 0.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 18,073,550	$ —	$ —	$(484,550)	$17,589,000	$649,803	357,500
Short-Term Investments
Liquidity Fund	90,192,805	1,515,203,253	(1,584,597,159)	—	—	20,798,899	2,369,664	20,798,899
Total				$ —	$(484,550)	$38,387,899	$3,019,467
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 182,414,662	$ —	$ 182,414,662
Common Stocks	966,428	48,980,153	23,978,284	73,924,865
Corporate Bonds	—	523,170,361	—	523,170,361
Exchange-Traded Funds	17,589,000	—	—	17,589,000
Preferred Stocks	—	4,323,779	—	4,323,779
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,172,777,680	20,055,142	6,192,832,822
Warrants	—	—	0	0
Short-Term Investments	20,798,899	—	—	20,798,899
Total Investments	$39,354,327	$6,931,666,635	$44,033,426	$7,015,054,388
Forward Foreign Currency Exchange Contracts	$ —	$ 1,651,160	$ —	$ 1,651,160
Total	$39,354,327	$6,933,317,795	$44,033,426	$7,016,705,548
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (32,335,943)	$ —	$ (32,335,943)
Total	$ —	$ (32,335,943)	$ —	$ (32,335,943)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio's net asset value.

EAFAX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025